SCHEDULE OF OUTSTANDING NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES (Details) (Parenthetical) - shares shares in Thousands		6 Months Ended	12 Months Ended
	Apr. 22, 2020	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Issuance of stock option		212,500	1,002,395 [1]
Number of stock options expired		5,000	332,359
3.30 Warrants [Member]
IfrsStatementLineItems [Line Items]
Issuance of warrants	305,060
Warrants Exercise Price 7.00 [Member]
IfrsStatementLineItems [Line Items]
Issuance of warrants	1,092,400
Warrants expiration date	Aug. 27, 2021
Warrants Exercise Price 3.30 Warrants [Member]
IfrsStatementLineItems [Line Items]
Issuance of warrants	302,760
Warrants expiration date	Mar. 29, 2022
Warrants Exercise Price 5.75 [Member]
IfrsStatementLineItems [Line Items]
Issuance of warrants	1,143,428
Warrants expiration date	Jul. 30, 2023
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Issuance of stock option	531,895
Number of stock options expired	130,365
Stock option expired	Jul. 22, 2020

[1]	On April 22, 2020, the Company issued 531,895 Options and 305,060 Warrants (“$3.30 Warrants”) in replacement of Otis Options and Warrants outstanding at the date of acquiring Otis. In accordance with the Otis Stock Option Plan, 130,365 stock options expired on July 22, 2020, 90 days after the closing of the Transaction.